Note 26 - Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2023	2022

Foreign currency translation reserve	(10,409)	(9,787)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	15,637	14,997
Total	137,819	137,801